Cash and short-term deposits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Short-term Deposits

	December 31,
	2018	2019
Cash at banks and on hand	5,344	15,803
Short-term deposits	19,698	544

	25,042	16,347